SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
New Term Loan Facility
As described in Note 7, in December 2019, we reached an agreement with the lenders under the Initial Credit Facility, that the New Equity Line of Credit satisfied the condition precedent that the Company raise $15 million of additional equity in order to refinance the Initial Credit Facility with the $132.9 million New Term Loan Facility. In January 2020, the Company completed the refinancing of the Initial Credit Facility with the New Term Loan Facility. The terms and conditions of the New Term Loan facility are described in Note 7.
New Equity Line of Credit
As described in Note 8, in December 2019, we reached an agreement to enter into the New Equity Line of Credit with SSH, a related party. The New Equity Line of Credit was executed in January 2020 and provides for $15 million to be available on demand to the Company in exchange for its common shares priced at 0.94 multiplied by the then-prevailing five-day trailing volume weighted average price.
On March 4, 2020, we issued 5,668,317 common shares under the New Equity Line of Credit for $0.88210 per share and aggregate net proceeds of approximately $5.0 million.
Novel Coronavirus (COVID-19)
Since the beginning of the calendar year 2020, the COVID-19 outbreak that originated in Hubei province in China and that has since spread globally has resulted in the implementation of numerous actions taken by governments and governmental agencies in an attempt to mitigate the spread of the virus.  These measures have resulted in a significant reduction in global economic activity and extreme volatility in the global financial markets. The reduction of economic activity has significantly reduced the global demand for oil and refined petroleum products.  The recent actions taken by Saudi Arabia and other OPEC members to increase the production of oil in the near term has resulted in a steep decline in oil prices, negatively impacting the offshore drilling markets. We expect that the impact of the COVID-19 pandemic and the uncertainty in the supply of oil will continue to cause volatility in the commodity markets.  The scale and duration of the impact of these factors remain unknowable but could have a material impact on our earnings, cash flow, financial condition and asset values for 2020. An estimate of the impact on the Company’s results of operations and financial condition cannot be made at this time.